July 28, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	The Dreyfus Third Century Fund, Inc.
File No.: 811-2192

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Sincerely, /s/ Christina Zacharczuk Christina Zacharczuk Senior Paralegal

CZ/ Enclosure